Classification of Financial Instruments - Classification of Financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Categories of current financial liabilities
Borrowings	₩ 12,457,853	₩ 4,382,218
Debt securities	10,201,149	9,647,616
Derivative liabilities	44,994	7,291
Trade and other payables	11,983,549	8,153,426
Total current financial liabilities	34,687,545	22,190,551
Categories of non-current financial liabilities
Borrowings	2,962,323	2,265,624
Debt securities	94,984,040	64,234,055
Derivative liabilities	387,757	70,740
Trade and other payables	5,638,914	5,996,498
Total non-current financial liabilities	103,973,034	72,566,917
Total financial liabilities	138,660,579	94,757,468
Financial liabilities at fair value through profit or loss
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	44,994	6,838
Trade and other payables	0	0
Total current financial liabilities	44,994	6,838
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	362,252	49,418
Trade and other payables	0	0
Total non-current financial liabilities	362,252	49,418
Total financial liabilities	407,246	56,256
Financial liabilities recognized at amortized cost
Categories of current financial liabilities
Borrowings	12,457,853	4,382,218
Debt securities	10,201,149	9,647,616
Derivative liabilities	0	0
Trade and other payables	11,983,549	8,153,426
Total current financial liabilities	34,642,551	22,183,260
Categories of non-current financial liabilities
Borrowings	2,962,323	2,265,624
Debt securities	94,984,040	64,234,055
Derivative liabilities	0	0
Trade and other payables	5,638,914	5,996,498
Total non-current financial liabilities	103,585,277	72,496,177
Total financial liabilities	138,227,828	94,679,437
Derivatives (applying hedge accounting)
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	0	453
Trade and other payables	0	0
Total current financial liabilities	0	453
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	25,505	21,322
Trade and other payables	0	0
Total non-current financial liabilities	25,505	21,322
Total financial liabilities	₩ 25,505	₩ 21,775